Segmented information - Narrative (Details)	12 Months Ended
	Sep. 30, 2019 CAD ($) segment	Sep. 30, 2018 CAD ($) segment
Operating segments [Abstract]
Number of operating segments | segment	8	9
Disclosure of major customers [line items]
Revenue	$ 12,111,236,000	$ 11,506,825,000
U.S. Federal
Disclosure of major customers [line items]
Revenue	1,621,987,000	1,458,741,000
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,554,933,000	$ 1,379,525,000
Percentage of revenues	12.84%	12.00%